Note 10 - Commitments and Contingencies (Details Textual) - IIA Royalty Commitment [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Research Agreement, Royalty Percentage	3.00%	3.00%
Other Commitment	$ 5,676	$ 5,625	$ 5,576